Business and Organization (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	6 Months Ended
	Mar. 13, 2023	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Net proceeds	$ 291,200
Deferred tax liability arising from the IPO	27,500		$ (27,537)
Legacy Owners [Member]
Economic interest			57.10%
Operating interest percentage			42.90%
Atlas LLC
Percentage of voting power			82.00%
Atlas LLC | Legacy Owners [Member]
Economic interest			68.50%
Common Class A [Member]
Common stock, par value			$ 0.01
Shares issued price per share			$ 18
Common stock, shares issued			57,147,501
Common Class A [Member] | Atlas LLC
Common stock, shares issued			39,147,501,000
Common Class B [Member]
Common stock, par value			$ 0.01
Common stock, shares issued			42,852,499
Common Class B [Member] | Atlas LLC
Common stock, par value			$ 0.01
Common stock, shares issued			42,852,499,000
Common Stock [Member] | Common Class A [Member]
Issuance of common stock in IPO, net of offering costs, Shares/Units			18,000,000
Common Stock [Member] | Common Class A [Member] | Atlas LLC
Shares issued			1,000,000
IPO [Member]
Gross proceeds	324,000
Underwriting discounts and commissions			$ 20,600
Offering costs	$ 5,900			$ 6,300
IPO [Member] | Common Class A [Member]
Issuance of common stock in IPO, net of offering costs, Shares/Units	18,000,000	18,000,000
Common stock, par value	$ 0.01
Shares issued price per share	$ 18	$ 18